Supplemental Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Disclosures [Abstract]
Summary of current accrued liabilities
The following table summarizes the Company’s current accrued liabilities at December 31, 2016 and 2015 (in thousands).

	December 31,
	2016	2015
Accrued evaluated and unproved and unevaluated property costs	$54,273	$54,586
Accrued support equipment and facilities costs	15,139	17,393
Accrued lease operating expenses	16,009	7,743
Accrued interest on debt	6,541	5,806
Accrued asset retirement obligations	915	254
Accrued partners’ share of joint interest charges	5,572	4,565
Other	3,011	2,022
Total accrued liabilities	$101,460	$92,369

Supplemental disclosures of cash flow information
The following table provides supplemental disclosures of cash flow information for the years ended December 31, 2016, 2015 and 2014 (in thousands).

	Year Ended December 31,
	2016	2015	2014
Cash paid for income taxes	$2,895	$506	$94
Cash paid for interest expense, net of amounts capitalized	27,464	16,154	5,269
Increase in asset retirement obligations related to mineral properties	3,817	2,510	3,843
Increase in asset retirement obligations related to support equipment and facilities	222	383	120
Increase (decrease) in liabilities for oil and natural gas properties capital expenditures	1,775	(30,683)	32,972
(Decrease) increase in liabilities for support equipment and facilities	(588)	12,076	4,290
Issuance of restricted stock units for Board and advisor services	992	584	444
Stock-based compensation expense recognized as liability	569	79	223
Increase in liabilities for accrued cost to issue equity	343	—	—
Transfer of inventory to oil and natural gas properties	395	615	216